Note 2 - New Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Text Block]
NOTE 2 - NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, The FASB issued ASU 2011-03, Reconsideration of Effective Control for Repurchase Agreement, amending ASC topic 860 to improve accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity by removing, from the assessment of effective control, the criterion relating to the transferor’s ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee. Consequently, the amendments in this Update also eliminate the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets. The other criteria applicable to the assessment of effective control are not changed by the amendments in this Update. The Corporation adopted ASU 2011-03 for the first quarter of 2012.  The adoption of this standard did not have an impact on the Corporation’s financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement; amending ASC Topic 820 which eliminates terminology differences between U.S. generally accepted accounting principles (GAAP) and International Financial Reporting Standards (IFRS) on the measurement of fair value and the related fair value disclosures.  While largely consistent with existing fair value measurement principles and disclosures, the changes were made as part of the continuing efforts to converge GAAP and IFRS.  The adoption of this guidance was effective for interim and annual periods beginning after December 15, 2011, and its adoption provided additional quantitative and qualitative disclosures for assets and liabilities valued using level 3 inputs, but did not have a significant impact on the Corporation’s financial statements.

In June 2011, the FASB issued ASU 2011-05 Comprehensive Income; amending ASC Topic 220 to require that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements.  Additionally, the guidance requires entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented.  The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated.

The Corporation adopted ASU 2011-05 for the first quarter of 2012 and elected to present the components of other comprehensive in a separate statement.  The adoption of ASU 2011-05 did not have any impact on the Corporation’s financial condition or results of operations.

In September 2011, the FASB issued ASU 2011-08 Intangibles – Goodwill and Other; amending topic 350 to provide the option of a qualitative approach to test goodwill for impairment.  The amendment allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC topic 350.  The entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.  In July 2012, FASB issued ASU 2012-02 which extended the use of the more expedient, qualitative approach permitted for goodwill to impairment testing of indefinite-lived intangible assets.

ASU 2011-08 was effective for goodwill impairment tests performed for annual and interim periods in fiscal years beginning after December 15, 2011, and ASU 2012-02 was effective for indefinite lived asset impairment tests for annual and interim periods beginning after September 15, 2012 with early adoption permitted.  Management will consider the provisions of ASU 2011-08 and ASU 2012-02 for any future goodwill or indefinite-lived intangible asset impairment test.

In December 2011, The FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, amending ASC Topic 210 requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amendment is effective for annual and interim periods beginning on or after January 1, 2013, and the Corporation has not yet determined the financial statement impact.